STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%	30.00%
Interim dividend (in dollars per share)	$ 0.70	$ 0.61	$ 0.58
Interim dividend	$ 2,456	$ 2,136	$ 2,127
Final dividend (in dollars per share)		$ 0.64	$ 0.60	$ 0.31
Final dividend		$ 2,240	$ 2,201	$ 1,120
Ordinary shares
Value of shares acquired in off-market buy back		$ 3,500
Parent Entity
Dividend tax rate (as a percent)	30.00%	30.00%	30.00%
Interim dividend (in dollars per share)	$ 0.70	$ 0.61
Interim dividend	$ 2,456	$ 2,136
Final dividend (in dollars per share)		$ 0.64	$ 0.60
Final dividend		$ 2,240	$ 2,201
Parent Entity | Ordinary shares
Value of shares acquired in off-market buy back		$ 3,500